BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Basis Of Presentation [Abstract]
Disclosure of ownership percentage of subsidiaries [Table Text Block]
	Functional currency	Ownership percentage
Adastra Labs Holdings (2019) Ltd. (formerly Adastra Labs Holdings Ltd.)	CAD	100%
Adastra Labs Inc.	CAD	100%
1178562 B.C. Ltd.	CAD	100%
Adastra Brands Inc.	CAD	100%
Chemia Analytics Inc.	CAD	100%
1225140 B.C. Ltd (PerceiveMD)	CAD	100%
1204581 B.C. Ltd. (Phyto BrandCo)	CAD	100%